Loans receivable net of credit impairment losses	12 Months Ended
Dec. 31, 2024
Loans Receivable, Net Of Credit Impairment Losses

15. Loans receivable, net of credit impairment losses

The total loans receivable are comprised of the following:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Loans receivable at amortized cost	248,350	-
Accrued interest	157,726	-
Gross loans receivable	406,076	-
Less: Credit impairment losses	(212,394)	-
Loans receivable, net of credit impairment losses	193,682	-

The loans receivable were secured, interest at range from 1.25% to 3.30% in 2023 and repayable on demand.

The following table provides the changes in credit impairment losses between the beginning and the end of the annual period:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Credit impairment losses as at January 1	640,290	212,394
Charge to statements of profit or loss and other comprehensive income (loss)	373,647	-
Written off of impairment losses	(801,543)	-
Disposal of discontinued operations and subsidiaries	-	(212,394)
Credit impairment losses as of December 31	212,394	-

Historically, the Company originates loans to customers located primarily in Wuhan City, Hubei Province. The Company’s headquarters, borrowers and operations are located in Wuhan, People’s Republic of China. As a result of the COVID-19 outbreak which was first reported on December 31, 2019 in Wuhan, People’s Republic of China, the Chinese government imposed a lockdown on the entire Hubei Province, travel restrictions and quarantine, the Company’s borrowers and operations have been significantly disrupted. Together with the overall domestic economy downturn, our customers’ business operations, financial conditions and cash flows were materially adversely affected, which, in turn, materially adversely affected our collection of interest and principal on our loans to customers. In June 2024, the Company divested the microfinance business by selling off VIE and relevant subsidiaries.